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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Angelo, Gordon & Co., L.P.
Address:          245 Park Avenue, 26th Floor
                  New York, New York 10167

Form 13F File Number:      028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Fred Berger
Title:            Chief Administrative Officer
                  Phone: 212-692-2000

Signature, Place, and Date of Signing:

 /s/ Fred Berger                New York, New York             May 15, 2008
------------------------      -----------------------    -----------------------
      [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                        0
                                                         ------------------

Form 13F Information Table Entry Total:                                  72
                                                         ------------------

Form 13F Information Table Value Total:                            $920,730
                                                         ------------------
                                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name
         ------------      --------------------------         ------------------

         None.


                                                    Angelo, Gordon & Co., L.P.
                                                    Form 13F Information Table
                                                   Quarter ended March 31, 2008

                                                                                     INVESTMENT DISCRETION        VOTING AUTHORITY

                                                     FAIR MARKET
                                                        VALUE    SHARES OF
                            TITLE OF        CUSIP        (IN     PRINCIPAL SH/ PUT/      SHARED  SHARED OTHER
ISSUER                       CLASS          NUMBER    THOUSANDS)   AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                   COM          002824100   $4,412     80,000   SH       SOLE                           80,000
------------------------------------------------------------------------------------------------------------------------------------

ACCESS INTEGRATED
TECHNLGS I                    CL A         004329108   $3,835  1,217,283   SH       SOLE                        1,217,283
------------------------------------------------------------------------------------------------------------------------------------

ADVANCED LIFE SCIENCES HLDGS  COM          00765H107   $1,376  1,528,662   SH       SOLE                        1,528,662
------------------------------------------------------------------------------------------------------------------------------------

ADVANCED MEDICAL OPTICS INC   COM          00763M108   $2,842    140,000   SH  Call SOLE                          140,000
------------------------------------------------------------------------------------------------------------------------------------

AETNA INC NEW                 COM          00817Y108   $3,157     75,000   SH       SOLE                           75,000
------------------------------------------------------------------------------------------------------------------------------------

AETNA INC NEW                 COM          00817Y108   $1,634     40,000   SH  Put  SOLE                           40,000
------------------------------------------------------------------------------------------------------------------------------------

AMERIGROUP CORP               COM          03073T102   $2,733    100,000   SH       SOLE                          100,000
------------------------------------------------------------------------------------------------------------------------------------

AMERISOURCEBERGEN CORP        COM          03073E105   $2,459     60,000   SH       SOLE                           60,000
------------------------------------------------------------------------------------------------------------------------------------
                              UNIT
ATLAS ACQUISITION HLDGS CORP  99/99/9999   049162209   $8,075    850,000   SH       SOLE                          850,000
------------------------------------------------------------------------------------------------------------------------------------

AUXILIUM PHARMACEUTICALS INC  COM          05334D107   $1,877     70,200   SH       SOLE                           70,200
------------------------------------------------------------------------------------------------------------------------------------

BCE INC                       COM NEW      05534B760  $40,667  1,200,000   SH       SOLE                        1,200,000
------------------------------------------------------------------------------------------------------------------------------------

BEA SYS INC                   COM          073325102  $38,300  2,000,000   SH       SOLE                        2,000,000
------------------------------------------------------------------------------------------------------------------------------------

BECTON DICKINSON & CO         COM          075887109   $1,717     20,000   SH       SOLE                           20,000
------------------------------------------------------------------------------------------------------------------------------------

BIOFORM MEDICAL COMM          COM          09065G107     $731    159,000   SH       SOLE                          159,000
------------------------------------------------------------------------------------------------------------------------------------

BOISE INC                     COM          09746Y105  $12,800  2,000,000   SH       SOLE                        2,000,000
------------------------------------------------------------------------------------------------------------------------------------

BRISTOL MYERS SQUIBB CO       COM          110122108   $2,663    125,000   SH       SOLE                          125,000
------------------------------------------------------------------------------------------------------------------------------------

BRISTOL MYERS SQUIBB CO       COM          110122108   $2,662    125,000   SH  Put  SOLE                          125,000
------------------------------------------------------------------------------------------------------------------------------------

CEPHALON INC                  COM          156708109   $3,220     50,000   SH       SOLE                           50,000
------------------------------------------------------------------------------------------------------------------------------------


                                                                                     INVESTMENT DISCRETION        VOTING AUTHORITY

                                                     FAIR MARKET
                                                        VALUE    SHARES OF
                            TITLE OF        CUSIP        (IN     PRINCIPAL SH/ PUT/      SHARED  SHARED OTHER
ISSUER                       CLASS          NUMBER    THOUSANDS)   AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------

CEPHALON INC                  COM          156708109   $5,152     80,000   SH  Put  SOLE                           80,000
------------------------------------------------------------------------------------------------------------------------------------

CHARLES RIV LABS INTL INC     COM          159864107   $3,831     65,000   SH       SOLE                           65,000
------------------------------------------------------------------------------------------------------------------------------------

CHOICEPOINT INC               COM          170388102  $30,940    650,000   SH       SOLE                          650,000
------------------------------------------------------------------------------------------------------------------------------------

CIGNA CORP                    COM          125509109   $1,623     40,000   SH       SOLE                           40,000
------------------------------------------------------------------------------------------------------------------------------------

CLEAR CHANNEL COMMUNICATIONS  COM          184502102  $16,802    575,000   SH       SOLE                          575,000
------------------------------------------------------------------------------------------------------------------------------------

COMMUNITY HEALTH SYS INC NEW  COM          203668108   $2,518     75,000   SH       SOLE                           75,000
------------------------------------------------------------------------------------------------------------------------------------

COVIDIEN LTD                  COM          G2552X108   $2,213     50,000   SH       SOLE                           50,000
------------------------------------------------------------------------------------------------------------------------------------
CYCLACEL PHARMACEUTICALS      PFD CONV
INC                           EX 6%        23254L207     $794    196,000   SH       SOLE                          196,000
------------------------------------------------------------------------------------------------------------------------------------

DAVITA INC                    COM          23918K108   $4,298     90,000   SH       SOLE                           90,000
------------------------------------------------------------------------------------------------------------------------------------

DAVITA INC                    COM          23918K108   $4,298     90,000   SH  Put  SOLE                           90,000
------------------------------------------------------------------------------------------------------------------------------------

FOREST LABS INC               COM          345838106   $1,600     40,000   SH       SOLE                           40,000
------------------------------------------------------------------------------------------------------------------------------------

GASTAR EXPL LTD               COM          367299104   $3,368  2,590,827   SH       SOLE                        2,590,827
------------------------------------------------------------------------------------------------------------------------------------

GEN-PROBE INC NEW             COM          36866T103   $4,338     90,000   SH       SOLE                           90,000
------------------------------------------------------------------------------------------------------------------------------------

GENZYME CORP                  COM          372917104   $1,864     25,000   SH       SOLE                           25,000
------------------------------------------------------------------------------------------------------------------------------------

GEOMET INC DEL                COM          37250U201   $2,664    400,000   SH       SOLE                          400,000
------------------------------------------------------------------------------------------------------------------------------------

GILEAD SCIENCES INC           COM          375558103   $3,092     60,000   SH       SOLE                           60,000
------------------------------------------------------------------------------------------------------------------------------------

HANSEN MEDICAL INC            COM          411307101   $2,671    190,000   SH       SOLE                          190,000
------------------------------------------------------------------------------------------------------------------------------------

HOLOGIC INC                   COM          436440101   $3,058     55,000   SH       SOLE                           55,000
------------------------------------------------------------------------------------------------------------------------------------

HUNTSMAN CORP                 COM          447011107  $62,066  2,635,506   SH       SOLE                        2,635,506
------------------------------------------------------------------------------------------------------------------------------------

INDEVUS PHARMACEUTICALS INC   COM          454072109   $1,336    280,000   SH       SOLE                          280,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                     INVESTMENT DISCRETION        VOTING AUTHORITY

                                                     FAIR MARKET
                                                        VALUE    SHARES OF
                            TITLE OF        CUSIP        (IN     PRINCIPAL SH/ PUT/      SHARED  SHARED OTHER
ISSUER                       CLASS          NUMBER    THOUSANDS)   AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------

INSULET CORP                  COM          45784P101   $2,160    150,000   SH       SOLE                          150,000
------------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL BUSINESS MACHS  COM          459200101  $11,514    100,000   SH       SOLE                          100,000
------------------------------------------------------------------------------------------------------------------------------------

KENDLE INTERNATIONAL INC      COM          48880L107   $3,144     70,000   SH       SOLE                           70,000
------------------------------------------------------------------------------------------------------------------------------------
                              UNIT
LIBERTY ACQUISITION HLDGS CO  99/99/9999   53015Y206  $36,400  3,500,000   SH       SOLE                        3,500,000
------------------------------------------------------------------------------------------------------------------------------------
                              NOTE
MCMORAN EXPLORATATION CO      5.250%10/0   582411AE4   $4,860  4,000,000   PRN      SOLE                        4,000,000
------------------------------------------------------------------------------------------------------------------------------------

MERCK & CO INC                COM          589331107   $2,657     70,000   SH       SOLE                           70,000
------------------------------------------------------------------------------------------------------------------------------------

MERCK & CO INC                COM          589331107   $1,897     50,000   SH  Put  SOLE                           50,000
------------------------------------------------------------------------------------------------------------------------------------

MILLIPORE CORP                COM          601073109   $3,101     46,000   SH  Call SOLE                           46,000
------------------------------------------------------------------------------------------------------------------------------------

NAVTEQ CORP                   COM          63936L100  $62,533    919,600   SH       SOLE                          919,600
------------------------------------------------------------------------------------------------------------------------------------

NORTHWESTERN CORP             COM NEW      668074305  $11,612    476,500   SH       SOLE                          476,500
------------------------------------------------------------------------------------------------------------------------------------

NUVASIVE INC                  COM          670704105   $1,726     50,000   SH       SOLE                           50,000
------------------------------------------------------------------------------------------------------------------------------------

OCWEN FINL CORP               COM NEW      675746309   $9,546  2,150,000   SH       SOLE                        2,150,000
------------------------------------------------------------------------------------------------------------------------------------

ORTHOFIX INTL N V             COM          N6748L102   $1,591     40,000   SH       SOLE                           40,000
------------------------------------------------------------------------------------------------------------------------------------

PEDIATRIX MED GROUP           COM          705324101   $2,696     40,000   SH       SOLE                           40,000
------------------------------------------------------------------------------------------------------------------------------------

PFIZER INC                    COM          717081103   $1,570     75,000   SH       SOLE                           75,000
------------------------------------------------------------------------------------------------------------------------------------
                              BASIC MTRL
PROSHARES TR                  PRO          74347R651  $30,582    775,000   SH       SOLE                          775,000
------------------------------------------------------------------------------------------------------------------------------------
                              ULTSHT
PROSHARES TR                  RUS2000      74347R834  $74,610    900,000   SH       SOLE                          900,000
------------------------------------------------------------------------------------------------------------------------------------
                              ULTRASHT
PROSHARES TR                  SP500        74347R883  $41,906    650,000   SH       SOLE                          650,000
------------------------------------------------------------------------------------------------------------------------------------

PSYCHIATRIC SOLUTIONS INC     COM          74439H108   $3,392    100,000   SH       SOLE                          100,000
------------------------------------------------------------------------------------------------------------------------------------

PUGET ENERGY INC NEW          COM          745310102  $51,740  2,000,000   SH       SOLE                        2,000,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                     INVESTMENT DISCRETION        VOTING AUTHORITY

                                                     FAIR MARKET
                                                        VALUE    SHARES OF
                            TITLE OF        CUSIP        (IN     PRINCIPAL SH/ PUT/      SHARED  SHARED OTHER
ISSUER                       CLASS          NUMBER    THOUSANDS)   AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------

QUANTA CAPITAL HLDGS LTD      SHS          G7313F106   $3,554  2,054,600   SH       SOLE                        2,054,600
------------------------------------------------------------------------------------------------------------------------------------

QUEST DIAGNOSTICS INC         COM          74834L100   $4,391     97,000   SH       SOLE                           97,000
------------------------------------------------------------------------------------------------------------------------------------

QUEST RESOURCE CORP           COM NEW      748349305   $3,260    500,000   SH       SOLE                          500,000
------------------------------------------------------------------------------------------------------------------------------------
                              SPONSORED
REUTERS GROUP PLC             ADR          76123M102  $53,217  4,625,000   SH       SOLE                        4,625,000
------------------------------------------------------------------------------------------------------------------------------------

SANDRIDGE ENERGY INC          COM          80007P307  $11,333    289,474   SH       SOLE                          289,474
------------------------------------------------------------------------------------------------------------------------------------

SOMAXON PHARMACEUTICALS INC   COM          834453102     $713    150,000   SH       SOLE                          150,000
------------------------------------------------------------------------------------------------------------------------------------

SPDR TR                       UNIT SER 1   78462F103  $26,394    200,000   SH  Put  SOLE                          200,000
------------------------------------------------------------------------------------------------------------------------------------

ST JUDE MED INC               COM          790849103   $3,455     80,000   SH       SOLE                           80,000
------------------------------------------------------------------------------------------------------------------------------------

TAKE-TWO INTERACTIVE SOFTWAR  COM          874054109  $26,030  1,020,000   SH       SOLE                        1,020,000
------------------------------------------------------------------------------------------------------------------------------------

THERMADYNE HOLDINGS           COM PAR
CORP NEW                      $0.01        883435307  $46,315  4,496,555   SH       SOLE                        4,496,555
------------------------------------------------------------------------------------------------------------------------------------

TRANE INC                     COM          892893108  $51,867  1,130,000   SH       SOLE                        1,130,000
------------------------------------------------------------------------------------------------------------------------------------

VARIAN MED SYS INC            COM          92220P105   $2,342     50,000   SH       SOLE                           50,000
------------------------------------------------------------------------------------------------------------------------------------

WYETH                         COM          983024100   $1,670     40,000   SH       SOLE                           40,000
------------------------------------------------------------------------------------------------------------------------------------

YAHOO INC                     COM          984332106  $33,270  1,150,000   SH       SOLE                        1,150,000
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE                              $920,730
(in thousands)